Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure
Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	For each year shown, the CEO was Bruce D. Wardinski. For 2023 and 2022, the other NEOs were Ryan Hymel, Greg Maliassas, Fernando Mulet, and Tracy M.J. Colden. For 2021, the other NEOs were Ryan Hymel, Kevin Froemming, Greg Maliassas, and Fernando Mulet. For 2020, the other NEOs were Ryan Hymel, Alexander Stadlin, Kevin Froemming, and Tracy M.J. Colden.
PEO Total Compensation Amount	$ 6,894,394	$ 6,094,331	$ 6,634,501	$ 4,071,093
PEO Actually Paid Compensation Amount	$ 9,756,769	4,572,696	9,604,526	(274,074)
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs for 2023.

CEO
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	Plus (Minus) Change in Fair Value of Prior Years’ Unvested Awards	(Minus) Plus Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2023	$6,894,394	$(3,673,650)	$4,856,918	$1,729,424	$(50,317)	$—	$9,756,769

Non-PEO NEO Average Total Compensation Amount	$ 2,688,551	2,098,304	2,514,297	1,508,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,640,331	1,608,445	3,527,344	192,520
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs for 2023.

Other NEOs
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2023	$2,688,551	$(1,403,859)	$1,856,036	$515,277	$(15,674)	$—	$3,640,331

Compensation Actually Paid vs. Total Shareholder Return
Relationship of SEC CAP to Performance
The following graphs illustrate the relationship during 2020 - 2023 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the Dow Jones United States Travel and Leisure Index, (ii) our U.S. GAAP net income or loss, and (iii) our Adjusted EBITDA (in each case as set forth in the table above).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Significant Financial Performance Measures
Adjusted EBITDA
Relative TSR
Share Price Compound Average Growth Rate

Total Shareholder Return Amount	$ 102.98	77.74	95.00	70.83
Peer Group Total Shareholder Return Amount	118.87	87.82	111.22	100.52
Net Income (Loss)	$ 53,852,000	$ 56,706,000	$ (89,682,000)	$ (262,370,000)
Company Selected Measure Amount	271,947,000	242,619,000	99,171,000	(21,173,000)
PEO Name	Bruce D. Wardinski
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 44. See the footnotes to the SCT for further detail regarding the amounts in this column. The fair value of our performance-based restricted shares used to compute CAP was estimated using a Monte-Carlo model, as the TSR and CAGR components are market conditions as defined by ASC 718, Compensation—Stock Compensation. The table below summarizes the key inputs used in the Monte-Carlo simulations, based on the year the award was granted:

	2023	2022	2021	2019	2018
Volatility	39.2%	31.4% - 43.6%	45.6% - 81.0%	26.6%	26.4%
Interest Rate	4.2%	4.4% - 4.7%	0.7% - 4.7%	1.6%	1.6%
Dividend Yield	—	—	—	—	—
	Reflects the cumulative TSR of the Company and the Dow Jones United States Travel and Leisure Index (DJUSCG) for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.Amounts in thousands
Total Shareholder Return And Compounded Annual Growth Rate, Volatility	39.20%				26.60%	26.40%
Total Shareholder Return And Compounded Annual Growth Rate, Volatility, Minimum		31.40%	45.60%
Total Shareholder Return And Compounded Annual Growth Rate, Volatility, Maximum		43.60%	81.00%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate	4.20%				1.60%	1.60%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate, Minimum		4.40%	0.70%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate, Maximum		4.70%	4.70%
Total Shareholder Return And Compounded Annual Growth Rate, Dividend Yield	0.00%	0.00%	0.00%		0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Amounts in thousands. Please refer to our Annual Report on Form 10-K for the year ended December 31, 2023 for a discussion of adjusted EBITDA for each applicable year and a description of how it is calculated.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price Compound Average Growth Rate
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,673,650)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,856,918
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,729,424
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,317)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,403,859)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,856,036
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	515,277
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,674)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0